Channel Short Duration Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
CORPORATE BONDS — 91.41%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 87.70%
American Airlines Pass Through Trust, Series 2017-2, 3.70%, 10/15/2025 $ 332,937 $ 309,843
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025 974,156 912,436
American Airlines Pass Through Trust, Series 2016-2, 3.65%, 12/15/2029 944,300 841,320
Apache Corp., 4.38%, 10/15/2028 750,000 712,490
B&G Foods, Inc., 5.25%, 9/15/2027 400,000 364,502
Bank of America Corp., 3.56%, 4/23/2027 400,000 385,342
Callon Petroleum Co., 6.38%, 7/1/2026 500,000 500,024
Celanese US Holdings LLC, 6.33%, 7/15/2029 600,000 630,142
Charles Schwab Corp./The, 6.14%, 8/24/2034 300,000 317,055
Cheniere Energy Partners LP, 4.50%, 10/1/2029 1,000,000 955,772
Comerica, Inc., 2.50%, 7/23/2024 1,200,000 1,175,527
Comerica, Inc., 4.00%, 7/27/2025 300,000 291,579
Continental Airlines Pass Through Trust, Series 2012-2 A, 4.00%, 10/29/2024 1,410,345 1,385,280
Delta Air Lines, Inc., Series 2019-1, 3.20%, 4/25/2024 400,000 397,524
Deutsche Bank AG/New York NY, 7.90%, 11/26/2025 (SOFRRATE +
258bps)
(a)
350,000 344,344
Discovery Communications LLC, 4.13%, 5/15/2029 500,000 474,612
DISH DBS Corp., 5.88%, 11/15/2024 600,000 566,309
Dominion Energy Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps) 250,000 222,873
Edison International, 4.70%, 8/15/2025 550,000 543,851
Edison International, 5.38%, 9/15/2069 (3MO LIBOR + 370bps)
(a)
700,000 667,173
Energy Transfer LP, 6.50%, 11/15/2167 (3MO LIBOR + 465bps)
(a)
1,000,000 951,887
EQM Midstream Partners LP, 4.13%, 12/1/2026 500,000 483,393
EQT Corp., 5.70%, 4/1/2028 750,000 763,630
Fifth Third Bank NA, 3.85%, 3/15/2026 500,000 481,217
First Horizon Bank, 5.75%, 5/1/2030 750,000 710,468
Genworth Holdings, Inc., 7.64%, 11/15/2036 (3MO LIBOR + 200bps) 2,500,000 1,868,623
Goldman Sachs Group, Inc./The, 5.89%, 10/21/2024 (SOFRRATE + 49bps)
(a)
500,000 498,954
Gulfport Energy Corp., 8.00%, 5/17/2026 500,000 506,806
iHeartCommunications, Inc., 8.38%, 5/1/2027 950,000 639,349
KeyBank NA, 5.72%, 6/14/2024 (SOFRRATE + 32bps)
(a)
800,000 795,768
KeyBank NA, 3.30%, 6/1/2025 750,000 722,919
Occidental Petroleum Corp., 7.20%, 3/15/2029 562,000 600,050
Ovintiv, Inc., 5.65%, 5/15/2028 750,000 766,173
Plains All American Pipeline LP, 3.55%, 12/15/2029 600,000 552,681
Sprint Capital Corp., 6.88%, 11/15/2028 950,000 1,029,365
Synovus Bank, 5.63%, 2/15/2028 500,000 482,470
T-Mobile USA, Inc., 2.63%, 2/15/2029 300,000 270,528
Truist Bank, 2.25%, 3/11/2030 600,000 499,143
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025 138,313 133,595
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026 695,573 661,146
United Airlines Pass Through Trust, Series 2014-2, 3.75%, 9/3/2026 885,336 835,399
United Airlines Pass Through Trust, Series 2020-1, 5.88%, 4/15/2029 388,190 392,727
US Airways Pass Through Trust, Series 2013-1, 3.95%, 11/15/2025 379,191 357,526

Channel Short Duration Income Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
CORPORATE BONDS — 91.41% - continued
Principal
Amount Fair Value
Western Midstream Operating LP, 4.50%, 3/1/2028 $ 350,000 $ 339,244
TOTAL CORPORATE BONDS - DOMESTIC (Cost $26,602,928) 27,341,059
Corporate Bonds - Foreign — 3.71%
Corporate Bonds - Canada - 0.74%
Enbridge Inc., 5.75%, 7/15/2080 250,000 230,232
Corporate Bonds - Ireland - 1.69%
AerCap Ireland Capital DAC, 6.15%, 9/30/2030 500,000 527,848
Corporate Bonds - Switzerland - 1.28%
Credit Suisse AG, 4.75%, 8/9/2024 400,000 397,672
TOTAL CORPORATE BONDS - FOREIGN (Cost $1,115,630) 1,155,752
TOTAL CORPORATE BONDS (Cost $27,718,558) 28,496,811
U.S. GOVERNMENT & AGENCIES — 6.52%
United States Treasury Note, 3.75% , 12/31/2028 1,250,000 1,244,614
United States Treasury Note, 4.50% , 11/15/2033 750,000 788,027
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,996,295) 2,032,641
MONEY MARKET FUNDS - 2.71% Shares
Fidelity Investments Money Market Government Portfolio, Class I, 5.25%
(b)
843,545 843,545
TOTAL MONEY MARKET FUNDS (Cost $843,545) 843,545
TOTAL INVESTMENTS — 100.64% (Cost $30,558,398) 31,372,997
Liabilities in Excess of Other Assets — (0.64)% (198,015)
NET ASSETS — 100.00% $ 31,174,982
(a) Variable rate security. The rate shown is the effective interest rate as of December 31, 2023. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of December 31, 2023.